RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	Financial Years ended December 31,
	2024	2023	2022
Nature of transactions	$’000	$’000	$’000

Sale of products
- Power Trans Engineering Pte Ltd(3)	1,181	1,000	115
- Spare-Parts Zone (Australia) Pty Ltd(2)	554	289	511
- Branded Filters Pty Ltd(2)	658	633	1,352
- Jurong Barrels & Drums Industries Pte Ltd(1)	*	*	1
- Auto Saver Pte Ltd(3)	231	243	227
- PT Heavy Machindo Diesel(2)	644	882	514
- Oceania Power & Solutions Pty Ltd(2)	69	179	49
- Soon Aik Global Pte Ltd(3)	*	*	1

Sundry income
- Power Trans Engineering Pte Ltd(3)	22	21	24
- Spare-Parts Zone (Australia) Pty Ltd(2)	-	-	1
- Branded Filters Pty Ltd(2)	*	-	4
- Auto Saver Pte Ltd(3)	*	4	1
- Oceania Power & Solutions Pty Ltd(2)	25	25	25
- PT Heavy Machindo Diesel(2)	-	*	*
- Soon Aik Global Pte Ltd(3)	*	*	*

Purchases
- Power Trans Engineering Pte Ltd(3)	724	531	630
- Branded Filters Pty Ltd(2)	99	490	*
- PT Heavy Machindo Diesel(2)	1,334	1,293	577
- Oceania Power & Solutions Pty Ltd(2)	62	176	30
- Jurong Barrels & Drums Industries Pte Ltd(1)	*	1	1
- Auto Saver Pte Ltd(3)	-	-	2

Expenses
- EU Group Pte Ltd(1)	549	545	530
- Branded Filters Pty Ltd(2)	*	8	*
- Oceania Power & Solutions Pty Ltd(2)	*	2	*
- Jurong Barrels & Drums Industries Pte Ltd(1)	*	*	1
- Power Trans Engineering Pte Ltd(3)	25	25	16
- Soon Aik Global Pte Ltd(3)	150	151	196
- Auto Saver Pte Ltd(3)	310	332	318
- Fleetzone Autoparts (M) Sdn Bhd(3)	28	22	24
- PT Heavy Machindo Diesel(2)	*	-	-
- N-United Pte Ltd(2)	12	-	-

*	These are related to the figures which are immaterial.

The related parties are controlled by the common directors of the Company as follows:

(1)	Jimmy Neo owns a 50.0% equity stake in EU Holdings Pte Ltd, which in turn is the parent entity of EU Group Pte Ltd and Jurong Barrels & Drums Industries Pte Ltd.
(2)	CE Neo is the sole owner of Soon Aik Holdings Pte Ltd (“SA Holdings”) and N-United Pte Ltd (“N-United”). SA Holdings is the parent entity of Spare-Parts Zone (Australia) Pty Ltd. Branded Filters Pty Ltd, and an associated entity with Oceania Power & Solutions Pty Ltd. in Australia. N-United is the parent entity of PT Heavy Machindo Diesel in Indonesia.
(3)	Soon Aik, the parent entity of the Company and is also the parent entity of Power Trans Engineering Pte Ltd, Auto Saver Pte Ltd and Fleetzone Autoparts (M) Sdn Bhd.